Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Intangible Assets and Goodwill
10.	Intangible Assets and Goodwill
a) Intangible assets
Details and movement of items composing intangible assets are as follows:

(In Euros)	Software	Patents and customer relationships	Internally Developed Intangibles	Other	Total
Balance at December 31, 2021	4,841,816	831,214	31,515,038	121,834	37,309,902

Additions	913,221	13,337	10,384,027	364,571	11,675,156
Disposal					—
Amortization for the period	(526,551)	(67,926)	(3,858,362)		(4,452,839)
Translation differences	(438)	(15)	(15)		(468)

Balance at June 30, 2022	5,228,048	776,610	38,040,688	486,405	44,531,751

Cost
At December 31, 2021	6,020,434	1,004,120	37,646,580	121,834	44,792,968

At June 30, 2022	6,933,217	1,017,442	48,030,592	486,405	56,467,656

Accumulated amortization
At December 31, 2021	(1,178,618)	(172,906)	(6,131,542)	—	(7,483,066)

At June 30, 2022	(1,705,169)	(240,832)	(9,989,904)	—	(11,935,905)

During the first six months of 2022, the Group made investments in several development projects, including both, capitalized payroll expenses and acquired development amounting to Euros 10,384,027 (Euros 17,308,836 as of December 31, 2021).
From the total additions of Internally developed intangibles, Euros 8,258,090 (Euros 11,685,528 as of December 31, 2021) corresponds to the capitalization carried out by the Group in relation to the product development process, especially in the DC product under the names of Quasar and Supernova, AC product under the names of Pulsar, Cooper and Commander and MyWallbox software, and including the cost of services rendered or products acquired for each project amounting to Euros 2,125,937 (Euros 5,623,308 as of December 31, 2021).
The total additions of p
atent
s, licenses and similar, and computer software amount to Euros 926,558 (Euros 2,536,527 as of December 2021) and are mainly due to the implementation of new applications of software.
The Group has no fully amortized intangible assets in use as of June 30, 2022 and December 31, 2021.
The commitments to acquire intangibles amount to Euros 1,212,468 (1,024,487 euros as of 31 December 2021).

b)	Goodwill
T
h
e Goodwill bre
akdow
n by CGU as of June 30, 2022 and December 31, 2021 is as follows:

(In Euros)	June 30, 2022	December 31, 2021
Nordics	2,783,530	2,689,461
Electromaps / Software	3,456,841	3,456,841

Total	6,240,371	6,146,302
The change in the Goodwill carrying amount corresponds to exchange difference from Nordics business combination.
During the six month period ended June 30, 2022 the business is evolving as expected and no impairment indicators exist that could lead to the existence of impairment in relation to the goodwill or intangible assets of the Group.

10.	INTANGIBLE ASSETS AND GOODWILL
a) Intangible assets
Details of and movement in items comprising intangible assets are as follows:

(In Euros)	Software	Patents and customer relationships	Development costs	Other	Total
Balance at 31 December 2019	967,074	198,846	8,720,419	—	9,886,339

Acquired through business combination	159,337	162,543	—	—	321,880
Additions	2,544,050	361,731	11,341,865	13,500	14,261,146
Amortization for the year	(280,383)	(41,228)	(1,026,825)	—	(1,348,436)

Balance at 31 December 2020	3,390,078	681,892	19,035,459	13,500	23,120,929

Additions	2,275,237	261,290	17,308,836	108,334	19,953,697
Disposals	(5,463)	—	(53,009)	—	(58,472)
Transfers	—	—	(30,734)	—	(30,734)
Amortization for the year	(818,530)	(111,968)	(4,745,514)	—	(5,676,012)
Translation differences	494	—	—	—	494

Balance at 31 December 2021	4,841,816	831,214	31,515,038	121,834	37,309,902

Cost
At 31 December 2019	1,046,779	218,556	9,079,622	—	10,344,957

At 31 December 2020	3,750,166	742,830	20,421,487	13,500	24,927,983

At 31 December 2021	6,020,434	1,004,120	37,646,580	121,834	44,792,968

Accumulated amortization
At 31 December 2019	(79,705)	(19,710)	(359,203)	—	(458,618)

At 31 December 2020	(360,088)	(60,938)	(1,386,028)	—	(1,807,054)

At 31 December 2021	(1,178,618)	(172,906)	(6,131,542)	—	(7,483,066)

During 2021, the Group made investments in several development projects, including both capitalized payroll expenses and acquired development amounting to Euros 17,308,836 (Euros 11,341,865 in 2020), corresponding to development expenditure that meets the requirements for capitalization.
From the total development expenditure, Euros
11,685,528
(Euros 10,670,450 in 2020) corresponds to the capitalization of internal payroll costs in relation to the product development process, especially in the DC product under the name of Quasar and Supernova, the AC product under the names of Pulsar, Cooper and Commander, and MyWallbox software.
On the other hand, additions of patents, licenses and similar, and computer software have totaled Euros
2,536,527
(Euros 2,905,781 in 2020) due mainly to the implementation of new software applications. This item also includes the registration of brands, logos, and design patents for different chargers.
At 31 December 2021, additions of intangible assets pending of payment amounted to Euros 375,733 (Euros 55,124 at 31 December 2020). The Group has no restrictions on the realizability of its intangible assets and no pledge exists on these assets, at 31 December 2021 and 2020.
The Group has no fully amortized intangible assets in use at 31 December 2021 and 2020.
At 31 December 2021, there are commitments for the acquisition of intangible assets for Euros 1,024,487 (no commitments at 31 December 2020).